Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Interest and dividend income (Note 3)
Loans	$ 5,439	$ 5,603	$ 16,242	$ 17,898
Securities	1,184	1,681	3,677	5,153
Assets purchased under reverse repurchase agreements and securities borrowed	291	617	1,002	4,118
Deposits and other	83	55	210	251
Interest and dividend income	6,997	7,956	21,131	27,420
Interest expense (Note 3)
Deposits and other	1,278	1,838	4,178	7,195
Other liabilities	625	917	1,875	4,174
Subordinated debentures	42	62	137	226
Interest expense	1,945	2,817	6,190	11,595
Net interest income	5,052	5,139	14,941	15,825
Non-interest income
Insurance premiums, investment and fee income	1,754	2,212	4,099	4,403
Trading revenue	179	623	1,080	1,015
Investment management and custodial fees	1,830	1,489	5,244	4,524
Mutual fund revenue	1,095	915	3,109	2,751
Securities brokerage commissions	356	341	1,188	1,119
Service charges	465	430	1,383	1,386
Underwriting and other advisory fees	700	570	2,037	1,741
Foreign exchange revenue, other than trading	246	246	827	779
Card service revenue	278	259	831	758
Credit fees	412	296	1,112	960
Net gains on investment securities	8	11	125	67
Share of profit in joint ventures and associates	47	20	96	57
Other	334	369	1,245	704
Non-interest income	7,704	7,781	22,376	20,264
Total revenue	12,756	12,920	37,317	36,089
Provision for credit losses (Notes 4 and 5)	(540)	675	(526)	3,924
Insurance policyholder benefits, claims and acquisition expense	1,304	1,785	2,859	3,222
Non-interest expense
Human resources (Note 7)	4,111	4,032	12,551	11,665
Equipment	492	469	1,472	1,399
Occupancy	387	415	1,191	1,229
Communications	227	233	652	735
Professional fees	329	337	934	945
Amortization of other intangibles	320	325	957	943
Other	554	569	1,584	1,784
Non-interest expense	6,420	6,380	19,341	18,700
Income before income taxes	5,572	4,080	15,643	10,243
Income taxes	1,276	879	3,485	2,052
Net income	4,296	3,201	12,158	8,191
Net income attributable to:
Shareholders	4,292	3,197	12,151	8,185
Non-controlling interests	4	4	7	6
Net income	$ 4,296	$ 3,201	$ 12,158	$ 8,191
Basic earnings per share (in dollars) (Note 10)	$ 2.97	$ 2.20	$ 8.40	$ 5.61
Diluted earnings per share (in dollars) (Note 10)	2.97	2.20	8.39	5.60
Dividends per common share (in dollars)	$ 1.08	$ 1.08	$ 3.24	$ 3.21